Note 6 - Financial Instruments and Risk Management (Details Textual) $ / shares in Units, $ in Millions			12 Months Ended	32 Months Ended
	Oct. 03, 2024	Feb. 17, 2022 kr / shares	Dec. 31, 2024 USD ($)	Oct. 03, 2024	Jun. 21, 2024 kr / shares	Jun. 20, 2024 $ / shares	May 23, 2024 kr / shares	May 22, 2024 $ / shares	Feb. 29, 2024 $ / shares	Feb. 29, 2024 kr / shares	Dec. 18, 2023 $ / shares
EIB warrants [member]
Statement Line Items [Line Items]
Number of other equity instruments granted in share-based payment arrangement	22,091	351,036		373,127
EIB warrants [member]
Statement Line Items [Line Items]
Number of other equity instruments granted in share-based payment arrangement		351,036
The 2023 SPA investor warrants [member]
Statement Line Items [Line Items]
Class of warrant, exercise price of warrants (in dollars per share) | (per share)					kr 4.799	$ 0.707					$ 0.71
Class of warrants exercise price of warrants per (in dollars per share) | (per share)					kr 47.99	$ 7.07
The 2024 investor warrants [member]
Statement Line Items [Line Items]
Class of warrants exercise price of warrants per (in dollars per share) | (per share)							kr 27.52	$ 4	$ 20	kr 137.6
Warrant liabilities [member]
Statement Line Items [Line Items]
Adjustments for increase (decrease) in derivative financial liabilities			$ 1.1
Issues, fair value measurement, liabilities			8.6
Gains (losses) recognised in other comprehensive income including exchange differences, fair value measurement, liabilities			(7.4)
Gains (losses) on financial liabilities at amortised cost			$ (0.2)
EIB warrants [member]
Statement Line Items [Line Items]
Par value per share (in DKK per share) | kr / shares		kr 1